Consolidated Balance Sheets (Parenthetical) - $ / shares	Aug. 04, 2018	Feb. 03, 2018	Jul. 29, 2017
Statement of Financial Position [Abstract]
Contingently redeemable common stock, par value	$ 0.01	$ 0.01	$ 0.01
Contingently redeemable common stock, shares issued	0	1,456,000	1,365,000
Contingently redeemable common stock, shares outstanding	0	1,456,000	1,365,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	305,000,000	305,000,000
Common stock, shares issued	136,195,000	87,073,000	87,073,000
Common stock, shares outstanding	135,413,000	87,073,000	87,073,000
Treasury stock, at cost, shares	782,000	0	0